Quarterly Holdings Report
for
Fidelity® Enhanced International ETF
March 31, 2025
ITE-NPRT3-0525
1.9910068.100
Common Stocks - 96.8%
	Shares	Value ($)
AUSTRALIA - 6.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Telstra Group Ltd	1,873,735	4,929,082
Interactive Media & Services - 0.0%
CAR Group Ltd	10	196
REA Group Ltd	6,322	867,289
		867,485
TOTAL COMMUNICATION SERVICES		5,796,567

Consumer Discretionary - 1.2%
Broadline Retail - 0.7%
Wesfarmers Ltd	342,930	15,430,289
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd	278,031	11,144,630
TOTAL CONSUMER DISCRETIONARY		26,574,919

Financials - 1.6%
Banks - 1.3%
ANZ Group Holdings Ltd	791,102	14,379,772
Commonwealth Bank of Australia	94,975	8,956,960
National Australia Bank Ltd	756	16,071
Westpac Banking Corp	161,883	3,193,387
		26,546,190
Insurance - 0.3%
Insurance Australia Group Ltd	325,078	1,566,094
Medibank Pvt Ltd	129	358
QBE Insurance Group Ltd	373,756	5,114,557
		6,681,009
TOTAL FINANCIALS		33,227,199

Health Care - 0.4%
Health Care Technology - 0.4%
Pro Medicus Ltd	71,544	8,931,466
Industrials - 0.2%
Professional Services - 0.1%
Computershare Ltd	54,405	1,330,223
Trading Companies & Distributors - 0.1%
Reece Ltd	113	1,107
SGH Ltd	90,962	2,821,987
		2,823,094
TOTAL INDUSTRIALS		4,153,317

Materials - 2.5%
Metals & Mining - 2.5%
BHP Group Ltd	356,330	8,505,337
Fortescue Ltd	825,600	7,929,017
Northern Star Resources Ltd	847,306	9,699,325
Rio Tinto Ltd	131,746	9,507,309
Rio Tinto PLC	121,475	7,196,922
Rio Tinto PLC ADR (b)	168,462	10,121,197
South32 Ltd	9,355	18,822
		52,977,929
Real Estate - 0.0%
Diversified REITs - 0.0%
GPT Group/The unit	138	376
Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	128	842
TOTAL AUSTRALIA		131,662,615
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Erste Group Bank AG	23	1,585
BELGIUM - 0.5%
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	120,670	7,426,948
Financials - 0.1%
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	5,997	446,137
Insurance - 0.1%
Ageas SA/NV	31,102	1,861,454
TOTAL FINANCIALS		2,307,591

TOTAL BELGIUM		9,734,539
CHINA - 1.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Prosus NV Class N	407,527	18,761,055
Financials - 0.6%
Banks - 0.6%
BOC Hong Kong Holdings Ltd	3,294,000	13,292,073
Industrials - 0.4%
Machinery - 0.2%
Yangzijiang Shipbuildling (Holdings) Ltd	2,343,100	4,133,189
Marine Transportation - 0.2%
SITC International Holdings Co Ltd	1,904,000	5,175,077
TOTAL INDUSTRIALS		9,308,266

TOTAL CHINA		41,361,394
DENMARK - 1.7%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	126,510	4,127,369
Health Care - 1.4%
Biotechnology - 0.5%
Genmab A/S (c)	38,798	7,535,066
Genmab A/S ADR (c)	213,126	4,173,007
		11,708,073
Pharmaceuticals - 0.9%
Novo Nordisk A/S Series B	263,229	17,923,372
TOTAL HEALTH CARE		29,631,445

Industrials - 0.1%
Building Products - 0.0%
ROCKWOOL A/S Series B	456	187,696
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	1,123	1,922,218
TOTAL INDUSTRIALS		2,109,914

Materials - 0.0%
Chemicals - 0.0%
Novonesis (Novozymes) B Series B	25,598	1,487,727
TOTAL DENMARK		37,356,455
FINLAND - 1.8%
Financials - 0.1%
Banks - 0.0%
Nordea Bank Abp	367	4,671
Nordea Bank Abp (Sweden)	100	1,270
		5,941
Insurance - 0.1%
Sampo Oyj A Shares	141,710	1,356,095
TOTAL FINANCIALS		1,362,036

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	8,729	517,805
Industrials - 1.1%
Machinery - 1.1%
Kone Oyj B Shares	212,346	11,673,359
Wartsila OYJ Abp	616,528	10,929,755
		22,603,114
Information Technology - 0.6%
Communications Equipment - 0.6%
Nokia Oyj	1,628,324	8,521,821
Nokia Oyj ADR	934,283	4,923,671
		13,445,492
TOTAL FINLAND		37,928,447
FRANCE - 9.4%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 0.1%
FDJ UNITED (d)(e)	92,004	2,891,003
Textiles, Apparel & Luxury Goods - 1.2%
Hermes International SCA	5,619	14,648,814
LVMH Moet Hennessy Louis Vuitton SE	17,608	10,884,899
		25,533,713
TOTAL CONSUMER DISCRETIONARY		28,424,716

Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	77,574	5,942,114
Personal Care Products - 0.0%
L'Oreal SA	1,585	587,597
TOTAL CONSUMER STAPLES		6,529,711

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
TotalEnergies SE	341,708	22,043,705
Financials - 2.2%
Banks - 1.7%
BNP Paribas SA	259,908	21,614,673
Credit Agricole SA	179,764	3,260,704
Societe Generale SA Series A	255,443	11,432,353
		36,307,730
Insurance - 0.5%
AXA SA	236,408	10,071,742
TOTAL FINANCIALS		46,379,472

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
EssilorLuxottica SA	42,489	12,193,367
Industrials - 2.3%
Aerospace & Defense - 0.4%
Airbus SE	9,006	1,585,182
Safran SA	23,207	6,072,683
		7,657,865
Building Products - 0.5%
Cie de Saint-Gobain SA	103,739	10,286,262
Construction & Engineering - 0.8%
Eiffage SA	72,037	8,354,089
Vinci SA	77,606	9,759,358
		18,113,447
Electrical Equipment - 0.4%
Legrand SA	88,091	9,262,382
Professional Services - 0.1%
Bureau Veritas SA	43,212	1,305,500
Trading Companies & Distributors - 0.0%
Rexel SA	36	964
Transportation Infrastructure - 0.1%
Getlink SE Series A	91,199	1,572,885
TOTAL INDUSTRIALS		48,199,305

Information Technology - 0.4%
IT Services - 0.4%
Capgemini SE	52,620	7,854,770
Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	127,866	24,215,120
Real Estate - 0.2%
Diversified REITs - 0.2%
Covivio SA/France	45,027	2,522,023
Office REITs - 0.0%
Gecina SA	11,226	1,054,243
TOTAL REAL ESTATE		3,576,266

Utilities - 0.0%
Multi-Utilities - 0.0%
Engie SA	75,978	1,481,666
Veolia Environnement SA	64	2,197
		1,483,863
TOTAL FRANCE		200,900,295
GERMANY - 9.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	172,168	6,370,575
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	4,716	470,166
Interactive Media & Services - 0.1%
Scout24 SE (d)(e)	18,583	1,937,042
TOTAL COMMUNICATION SERVICES		8,777,783

Consumer Discretionary - 0.7%
Automobiles - 0.0%
Mercedes-Benz Group AG	30	1,758
Volkswagen AG	3,288	340,599
		342,357
Specialty Retail - 0.1%
Zalando SE (c)(d)(e)	34,330	1,178,964
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	57,893	13,565,355
TOTAL CONSUMER DISCRETIONARY		15,086,676

Financials - 2.2%
Capital Markets - 0.5%
Deutsche Bank AG	437,566	10,323,917
Deutsche Boerse AG	3,475	1,022,421
		11,346,338
Insurance - 1.7%
Allianz SE	35,637	13,567,923
Hannover Rueck SE	5,664	1,682,396
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,786	14,979,212
Talanx AG	58,513	6,118,219
		36,347,750
TOTAL FINANCIALS		47,694,088

Health Care - 0.4%
Health Care Equipment & Supplies - 0.3%
Siemens Healthineers AG (d)(e)	102,442	5,495,326
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	26,652	1,315,290
Fresenius SE & Co KGaA	48,137	2,049,230
		3,364,520
TOTAL HEALTH CARE		8,859,846

Industrials - 2.5%
Air Freight & Logistics - 0.7%
Deutsche Post AG	349,780	14,932,012
Industrial Conglomerates - 1.6%
Siemens AG	140,169	32,116,568
Machinery - 0.2%
Knorr-Bremse AG	22,746	2,054,933
Rational AG	2,154	1,781,777
		3,836,710
TOTAL INDUSTRIALS		50,885,290

Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	62,305	2,047,723
Software - 2.1%
SAP SE	169,702	44,847,100
TOTAL INFORMATION TECHNOLOGY		46,894,823

Materials - 1.2%
Chemicals - 0.6%
Evonik Industries AG	284,657	6,135,985
Symrise AG	68,968	7,136,837
		13,272,822
Construction Materials - 0.6%
Heidelberg Materials AG	77,665	13,230,917
TOTAL MATERIALS		26,503,739

TOTAL GERMANY		204,702,245
HONG KONG - 2.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	258,000	344,820
Consumer Staples - 0.5%
Food Products - 0.5%
WH Group Ltd (d)(e)	11,665,955	10,704,293
Financials - 1.3%
Capital Markets - 0.3%
Hong Kong Exchanges & Clearing Ltd	162,200	7,187,164
Insurance - 1.0%
AIA Group Ltd	2,614,832	19,691,594
TOTAL FINANCIALS		26,878,758

Industrials - 0.2%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	57,000	2,414,520
Machinery - 0.1%
Techtronic Industries Co Ltd	150,500	1,803,536
TOTAL INDUSTRIALS		4,218,056

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Sun Hung Kai Properties Ltd	277,000	2,630,654
Utilities - 0.5%
Electric Utilities - 0.5%
CLP Holdings Ltd	1,430,000	11,651,042
TOTAL HONG KONG		56,427,623
ISRAEL - 0.7%
Financials - 0.2%
Banks - 0.2%
Bank Leumi Le-Israel BM	265,270	3,554,054
Information Technology - 0.5%
IT Services - 0.5%
Wix.com Ltd (c)	66,820	10,917,052
TOTAL ISRAEL		14,471,106
ITALY - 2.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ferrari NV (Italy)	1,131	479,641
Consumer Staples - 0.6%
Beverages - 0.6%
Coca-Cola HBC AG	287,670	13,020,784
Financials - 2.0%
Banks - 1.9%
Intesa Sanpaolo SpA	3,986,521	20,406,499
UniCredit SpA	370,077	20,620,465
		41,026,964
Insurance - 0.1%
Generali	44,167	1,546,397
TOTAL FINANCIALS		42,573,361

Industrials - 0.1%
Electrical Equipment - 0.1%
Prysmian SpA	47,350	2,578,410
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA	2	16
TOTAL ITALY		58,652,212
JAPAN - 20.9%
Communication Services - 1.3%
Entertainment - 0.2%
Capcom Co Ltd	25,400	620,479
Konami Group Corp	45,600	5,344,676
		5,965,155
Interactive Media & Services - 0.5%
LY Corp	2,997,322	10,117,635
Wireless Telecommunication Services - 0.6%
SoftBank Corp	5,772,540	8,020,517
SoftBank Group Corp	89,800	4,477,727
		12,498,244
TOTAL COMMUNICATION SERVICES		28,581,034

Consumer Discretionary - 4.4%
Automobiles - 1.1%
Subaru Corp	101,058	1,782,108
Suzuki Motor Corp	893,800	10,785,906
Toyota Motor Corp	599,761	10,460,529
		23,028,543
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	40,600	1,106,830
Household Durables - 2.2%
Panasonic Holdings Corp	1,232,000	14,550,890
Sekisui House Ltd	65,400	1,456,337
Sony Group Corp	1,213,380	30,457,869
		46,465,096
Leisure Products - 0.6%
Bandai Namco Holdings Inc	387,900	12,941,207
Textiles, Apparel & Luxury Goods - 0.5%
Asics Corp	486,100	10,192,576
TOTAL CONSUMER DISCRETIONARY		93,734,252

Consumer Staples - 0.3%
Beverages - 0.1%
Kirin Holdings Co Ltd	112,300	1,555,459
Consumer Staples Distribution & Retail - 0.1%
Seven & i Holdings Co Ltd	109,400	1,577,653
Food Products - 0.1%
Ajinomoto Co Inc	127,600	2,516,865
TOTAL CONSUMER STAPLES		5,649,977

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Inpex Corp	575,700	7,897,211
Financials - 3.8%
Banks - 1.6%
Mitsubishi UFJ Financial Group Inc	1,501,300	20,128,771
Mizuho Financial Group Inc	401,200	10,835,797
Sumitomo Mitsui Financial Group Inc	150,100	3,797,783
		34,762,351
Capital Markets - 0.8%
Daiwa Securities Group Inc (b)	542,948	3,597,451
Nomura Holdings Inc	2,065,200	12,504,931
		16,102,382
Insurance - 1.4%
Dai-ichi Life Holdings Inc	1,347,200	10,176,529
Sompo Holdings Inc	29,600	892,203
Tokio Marine Holdings Inc	481,000	18,394,667
		29,463,399
TOTAL FINANCIALS		80,328,132

Health Care - 1.9%
Health Care Equipment & Supplies - 0.9%
Hoya Corp	109,484	12,248,427
Terumo Corp	390,700	7,285,738
		19,534,165
Pharmaceuticals - 1.0%
Daiichi Sankyo Co Ltd	661,600	15,486,883
Takeda Pharmaceutical Co Ltd (b)	191,300	5,628,421
		21,115,304
TOTAL HEALTH CARE		40,649,469

Industrials - 5.2%
Electrical Equipment - 0.2%
Mitsubishi Electric Corp	135,000	2,448,163
NIDEC CORP	152,000	2,525,395
		4,973,558
Ground Transportation - 0.5%
Central Japan Railway Co	548,600	10,438,725
Industrial Conglomerates - 1.2%
Hitachi Ltd	1,002,100	23,103,286
Machinery - 1.3%
Daifuku Co Ltd	7,100	172,399
FANUC Corp	317,400	8,591,534
Komatsu Ltd	181,800	5,219,220
Makita Corp	367,500	12,067,055
		26,050,208
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd (b)	320,000	4,317,088
Professional Services - 0.8%
Recruit Holdings Co Ltd	346,100	17,668,429
Trading Companies & Distributors - 1.0%
Mitsui & Co Ltd	764,700	14,272,803
Toyota Tsusho Corp (b)	471,500	7,836,852
		22,109,655
TOTAL INDUSTRIALS		108,660,949

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.3%
Murata Manufacturing Co Ltd	1,200	18,445
Yokogawa Electric Corp	369,900	7,134,614
		7,153,059
IT Services - 0.8%
Fujitsu Ltd	204,200	4,017,563
NEC Corp	518,500	10,871,941
Obic Co Ltd	37,500	1,077,321
Otsuka Corp	85,400	1,842,486
		17,809,311
Semiconductors & Semiconductor Equipment - 1.5%
Advantest Corp	275,100	11,870,439
SCREEN Holdings Co Ltd (b)	40,000	2,558,837
Tokyo Electron Ltd	126,300	16,933,750
		31,363,026
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	139,000	4,304,653
TOTAL INFORMATION TECHNOLOGY		60,630,049

Materials - 0.4%
Chemicals - 0.4%
Mitsubishi Chemical Group Corp	259,600	1,275,586
Nitto Denko Corp	447,500	8,159,961
		9,435,547
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Daito Trust Construction Co Ltd	30,000	3,063,204
Hulic Co Ltd	82,600	791,361
		3,854,565
Utilities - 0.2%
Gas Utilities - 0.2%
Osaka Gas Co Ltd	15,000	338,323
Tokyo Gas Co Ltd	143,000	4,541,029
		4,879,352
TOTAL JAPAN		444,300,537
NETHERLANDS - 5.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Koninklijke KPN NV	1,391,063	5,891,781
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV	34,387	751,833
Financials - 1.1%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (d)(e)	473,790	9,918,305
Insurance - 0.7%
ASR Nederland NV	15,226	872,256
NN Group NV	243,687	13,512,216
		14,384,472
TOTAL FINANCIALS		24,302,777

Health Care - 0.5%
Biotechnology - 0.0%
Argenx SE (c)	770	450,104
Health Care Equipment & Supplies - 0.5%
Koninklijke Philips NV	375,866	9,498,127
TOTAL HEALTH CARE		9,948,231

Industrials - 0.7%
Professional Services - 0.7%
Wolters Kluwer NV	93,600	14,528,649
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
ASM International NV	26,140	11,741,356
ASML Holding NV	64,283	42,122,580
		53,863,936
TOTAL NETHERLANDS		109,287,207
NEW ZEALAND - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	747,015	2,375,059
NORWAY - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	64,146	917,617
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Equinor ASA	448,414	11,876,639
Financials - 0.4%
Banks - 0.2%
DNB Bank ASA	123,340	3,229,839
Insurance - 0.2%
Gjensidige Forsikring ASA	207,827	4,776,543
TOTAL FINANCIALS		8,006,382

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	13,048	1,903,740
TOTAL NORWAY		22,704,378
PORTUGAL - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	7	23
SINGAPORE - 3.1%
Communication Services - 0.8%
Entertainment - 0.8%
Sea Ltd Class A ADR (c)	128,949	16,826,555
Financials - 1.8%
Banks - 1.7%
DBS Group Holdings Ltd	327,400	11,323,939
Oversea-Chinese Banking Corp Ltd	837,400	10,782,643
United Overseas Bank Ltd	523,955	14,854,264
		36,960,846
Capital Markets - 0.1%
Singapore Exchange Ltd	122,500	1,219,028
TOTAL FINANCIALS		38,179,874

Industrials - 0.5%
Aerospace & Defense - 0.5%
Singapore Technologies Engineering Ltd	2,095,500	10,590,186
Real Estate - 0.0%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	183,000	363,671
TOTAL SINGAPORE		65,960,286
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American PLC	25,462	705,502
SPAIN - 3.4%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	19,968	1,522,194
Specialty Retail - 0.3%
Industria de Diseno Textil SA	120,344	5,966,367
TOTAL CONSUMER DISCRETIONARY		7,488,561

Financials - 0.7%
Banks - 0.7%
Banco Bilbao Vizcaya Argentaria SA ADR	8	109
Banco Santander SA	2,365,094	15,845,502
		15,845,611
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Aena SME SA (d)(e)	47,511	11,127,531
Utilities - 1.8%
Electric Utilities - 1.8%
Acciona SA	4,870	636,124
Endesa SA	524,414	13,892,697
Iberdrola SA	1,492,583	24,112,115
		38,640,936
TOTAL SPAIN		73,102,639
SWEDEN - 1.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Tele2 AB B Shares	146,079	1,969,897
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Volvo Car AB (b)(c)	3,313,211	6,325,287
Financials - 0.1%
Banks - 0.0%
Svenska Handelsbanken AB A Shares	104	1,171
Financial Services - 0.1%
Industrivarden AB A Shares	86,252	3,156,001
Industrivarden AB C Shares	19	694
		3,156,695
TOTAL FINANCIALS		3,157,866

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	45,175	1,291,638
Industrials - 0.8%
Machinery - 0.8%
Alfa Laval AB	25,607	1,092,624
Trelleborg AB B Shares	14,317	529,563
Volvo AB B Shares	500,839	14,608,926
		16,231,113
Information Technology - 0.4%
Communications Equipment - 0.4%
Telefonaktiebolaget LM Ericsson B Shares	1,004,469	7,762,505
Telefonaktiebolaget LM Ericsson Class B ADR	60,339	468,231
		8,230,736
TOTAL SWEDEN		37,206,537
SWITZERLAND - 4.1%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	22,089	3,818,823
Financials - 2.0%
Capital Markets - 0.9%
UBS Group AG	619,296	18,809,182
Insurance - 1.1%
Zurich Insurance Group AG	33,206	23,083,181
TOTAL FINANCIALS		41,892,363

Industrials - 1.2%
Electrical Equipment - 0.4%
ABB Ltd	181,595	9,281,933
Machinery - 0.1%
Schindler Holding AG	4,222	1,316,183
Marine Transportation - 0.1%
Kuehne + Nagel International AG	8,192	1,884,336
Professional Services - 0.6%
SGS SA	126,799	12,601,072
TOTAL INDUSTRIALS		25,083,524

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	25	2,089
Materials - 0.7%
Chemicals - 0.7%
Givaudan SA	3,498	15,016,846
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	5,857	1,023,502
TOTAL SWITZERLAND		86,837,147
UNITED KINGDOM - 11.5%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	10,115,645	9,525,759
Vodafone Group PLC ADR	348,350	3,264,039
		12,789,798
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	171,697	5,662,289
Specialty Retail - 0.0%
Kingfisher PLC	4	13
TOTAL CONSUMER DISCRETIONARY		5,662,302

Consumer Staples - 3.7%
Consumer Staples Distribution & Retail - 0.6%
Tesco PLC	2,972,941	12,761,305
Food Products - 0.3%
Associated British Foods PLC	224,896	5,548,730
Household Products - 0.2%
Reckitt Benckiser Group PLC	77,189	5,214,775
Personal Care Products - 0.9%
Unilever PLC	172,773	10,288,576
Unilever PLC ADR	155,446	9,256,809
		19,545,385
Tobacco - 1.7%
British American Tobacco PLC	117,037	4,810,629
British American Tobacco PLC ADR (b)	405,563	16,778,142
Imperial Brands PLC	371,534	13,749,967
		35,338,738
TOTAL CONSUMER STAPLES		78,408,933

Financials - 3.6%
Banks - 2.9%
Barclays PLC ADR (b)	174,935	2,687,002
HSBC Holdings PLC	2,258,228	25,492,240
HSBC Holdings PLC ADR (b)	182,556	10,484,191
Lloyds Banking Group PLC	8,511,727	7,925,213
NatWest Group PLC	1,050,800	6,132,602
NatWest Group PLC ADR (b)	211,097	2,516,276
Standard Chartered PLC	527,823	7,769,286
		63,006,810
Capital Markets - 0.5%
3i Group PLC	169,929	7,937,329
London Stock Exchange Group PLC	23,504	3,479,404
		11,416,733
Financial Services - 0.1%
M&G PLC	630,028	1,615,470
Insurance - 0.1%
Admiral Group PLC	41,106	1,513,312
Aviva PLC	376	2,697
		1,516,009
TOTAL FINANCIALS		77,555,022

Health Care - 0.8%
Pharmaceuticals - 0.8%
Astrazeneca PLC	105,864	15,389,825
Astrazeneca PLC ADR	11,125	817,688
		16,207,513
Industrials - 2.3%
Aerospace & Defense - 1.6%
BAE Systems PLC	701,057	14,122,682
Rolls-Royce Holdings PLC (c)	2,065,221	19,981,442
		34,104,124
Industrial Conglomerates - 0.1%
DCC PLC	12,965	861,660
Smiths Group PLC	101,583	2,533,855
		3,395,515
Professional Services - 0.2%
RELX PLC ADR	75,321	3,796,932
Trading Companies & Distributors - 0.4%
Bunzl PLC	217,113	8,318,317
TOTAL INDUSTRIALS		49,614,888

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	3,994	133,160
Software - 0.2%
Sage Group PLC/The	339,104	5,287,114
TOTAL INFORMATION TECHNOLOGY		5,420,274

Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC	24,990	514,555
TOTAL UNITED KINGDOM		246,173,285
UNITED STATES - 8.7%
Communication Services - 0.1%
Entertainment - 0.1%
Spotify Technology SA (c)	6,640	3,652,198
Consumer Staples - 1.0%
Food Products - 1.0%
Nestle SA	202,590	20,458,224
Smithfield Foods Inc (f)	1,025	20,900
		20,479,124
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
BP PLC ADR (b)	6,214	209,971
Shell PLC	495,767	18,091,499
		18,301,470
Health Care - 4.5%
Life Sciences Tools & Services - 0.6%
QIAGEN NV	300,101	11,901,009
Pharmaceuticals - 3.9%
GSK PLC	440,018	8,309,909
GSK PLC ADR	284,293	11,013,511
Novartis AG	312,625	34,573,562
Novartis AG ADR	171	19,063
Roche Holding AG	65,345	21,456,677
Roche Holding AG	8,686	3,008,241
Roche Holding AG ADR (b)	27,049	1,113,066
Sanofi SA	39,753	4,381,023
		83,875,052
TOTAL HEALTH CARE		95,776,061

Industrials - 1.2%
Electrical Equipment - 1.2%
Schneider Electric SE	111,750	25,466,034
Materials - 1.1%
Construction Materials - 1.1%
CRH PLC (United Kingdom)	92,478	8,015,662
Holcim AG	137,395	14,675,967
		22,691,629
TOTAL UNITED STATES		186,366,516
TOTAL COMMON STOCKS (Cost $1,800,941,316)		2,068,217,632

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
GERMANY - 0.6%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Volkswagen AG	116,969	11,833,336
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	4,957	393,853
TOTAL GERMANY		12,227,189
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $14,719,704)		12,227,189

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/15/2025	4.26 to 4.28	240,000	238,758
US Treasury Bills 0% 5/22/2025 (h)	4.25 to 4.26	2,020,000	2,007,909
US Treasury Bills 0% 5/8/2025	4.28	20,000	19,913
US Treasury Bills 0% 6/20/2025 (h)	4.23	170,000	168,413
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,435,042)			2,434,993

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	35,646,399	35,653,527
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	43,971,495	43,975,893
TOTAL MONEY MARKET FUNDS (Cost $79,629,420)			79,629,420

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $1,897,725,482)	2,162,509,234
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(26,592,898)
NET ASSETS - 100.0%	2,135,916,336

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	308	Jun 2025	37,211,020	(1,200,974)	(1,200,974)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,252,464 or 2.0% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $43,252,464 or 2.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,212,128.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,818,673	520,655,060	500,820,206	944,028	-	-	35,653,527	35,646,399	0.1%
Fidelity Securities Lending Cash Central Fund	10,015,523	224,401,913	190,441,543	167,599	-	-	43,975,893	43,971,495	0.2%
Total	25,834,196	745,056,973	691,261,749	1,111,627	-	-	79,629,420

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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